Bank Loans and Banking Facilities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Credit facilities, borrowing capacity	$ 49,505	$ 176,256
Credit facilities, unused amount	$ 49,505	$ 161,794
Maturity of credit facilities period	Apr. 30, 2014